CAPITAL STOCK (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 24, 2021	Jun. 16, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Shares issued in private placement net of issue costs, shares				698,000	[1]
Shares issued in private placement net of issue costs				$ 6,732
Shares issued in private placement net of issue cost shares			90,888
Shares issued in private placement net of issue cost			$ 2,600
Offering expenses			$ 2,500
Public offering description	the Company completed a firm commitment underwritten public offering of 1,150,000 ordinary shares at a public offering price of $23.00 per share for gross proceeds of approximately $26.5 million and was settled June 28, 2021. The Company incurred aggregate offering expenses for the public offering of approximately $1.8 million, including approximately $1.6 million of management, underwriting and selling expenses. The Company will use the net proceeds raised to fund its research and development activities and support operations. The amount raised is sufficient to fund operations through at least September 2022. Funds may be used to accelerate development activities to advance the Company’s product portfolio, working capital and general corporate purposes.
Accredited Investors [Member]
IfrsStatementLineItems [Line Items]
Shares issued in private placement net of issue costs, shares		698,145
Price per share		$ 10.00
Shares issued in private placement net of issue costs		$ 6,980
Directors [Member]
IfrsStatementLineItems [Line Items]
Shares issued in private placement net of issue costs, shares		215,000
Shares issued in private placement net of issue costs		$ 2,150

[1]	Number of ordinary shares have been retroactively adjusted to reflect the impact of 100:1 reverse stock split on June 5, 2020.